                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4254

                           Smith Barney Income Funds
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                 (800) 451-2010

                      Date of fiscal year end: December 31
                    Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                SB CAPITAL AND
                                  INCOME FUND

            CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  JUNE 30, 2003




                              [LOGO] Smith Barney
                                     Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

    [PHOTO]

MARK J. McALLISTER
PORTFOLIO MANAGER


     [GRAPHIC]
      Classic Series

  Semi-Annual Report . June 30, 2003

  SB CAPITAL AND INCOME FUND


      MARK J. McALLISTER

      Mark J. McAllister has more than 16
      years of investment industry experience.

      Education: BS in Accounting from St. John's University; MBA from New York University

      FUND OBJECTIVE

      The Fund seeks total return (that is, a combination of income and long-term capital appreciation).

      FUND FACTS

      FUND INCEPTION
      -------------------
      September 16, 1985

      MANAGER'S INVESTMENT
      INDUSTRY EXPERIENCE
      -------------------
      16 Years


What's Inside

Letter from the Chairman..............................................  1

Schedule of Investments...............................................  2

Statement of Assets and Liabilities................................... 14

Statement of Operations............................................... 15

Statements of Changes in Net Assets................................... 16

Notes to Financial Statements......................................... 17

Financial Highlights.................................................. 23

                              [LOGO] Smith Barney
                                     Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

  Investent Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

                           LETTER FROM THE CHAIRMAN

[PHOTO]


R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

In April, the Fund's name changed from Smith Barney Premium Total Return Fund to SB Capital and Income Fund. In addition, Mark McAllister took over sole responsibility for the day-to-day management of the Fund. Ross Margolies no longer serves as a co-portfolio manager of the Fund.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 25, 2003



    1 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                               JUNE 30, 2003



   SHARES                                SECURITY                                VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK -- 35.0%
Basic Industry -- 0.1%
      75,000     Alcoa Inc.                                                 $     1,912,500
----------------------------------------------------------------------------------------
Capital Goods -- 0.5%
     250,000     Navistar International Corp. (a)(b)                              8,157,500
----------------------------------------------------------------------------------------
Communications -- 1.5%
      50,000     Comcast Corp., Class A Shares (a)                                1,509,000
     305,000     NTL Inc. (a)                                                    10,406,600
      20,000     NTL Inc., Restricted Shares (a)                                    674,632
   1,975,000     UnitedGlobalCom, Inc., Class A Shares (a)                       10,210,750
----------------------------------------------------------------------------------------
                                                                                 22,800,982
----------------------------------------------------------------------------------------
Consumer Cyclicals -- 1.6%
     250,000     Federated Department Stores, Inc.+                               9,212,500
     115,000     Fortune Brands, Inc.                                             6,003,000
     125,000     The Home Depot, Inc.                                             4,140,000
     150,000     MGM MIRAGE (a)(b)                                                5,127,000
----------------------------------------------------------------------------------------
                                                                                 24,482,500
----------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 3.2%
     250,000     Altria Group, Inc.                                              11,360,000
      60,000     Kimberly-Clark Corp.                                             3,128,400
      16,495     Liberty Media Corp., Class A Shares (a)                            190,682
      35,000     McDonald's Corp.                                                   772,100
     150,000     The News Corp. Ltd., ADR (b)                                     3,757,500
   1,500,000     Safeway Inc. (a)+                                               30,690,000
----------------------------------------------------------------------------------------
                                                                                 49,898,682
----------------------------------------------------------------------------------------
Energy -- 4.0%
     369,200     BP PLC, ADR                                                     15,513,784
      43,500     ChevronTexaco Corp.                                              3,140,700
     163,100     ENSCO International Inc. (b)                                     4,387,390
      46,300     FirstEnergy Corp.                                                1,780,235
     265,900     GlobalSantaFe Corp.                                              6,206,106
     215,500     Rowan Cos., Inc. (a)(b)                                          4,827,200
     142,900     Southern Union Co. (a)(b)                                        2,420,726
     245,700     Total S.A., ADR (b)                                             18,624,060
     300,000     Transocean Inc. (a)                                              6,591,000
----------------------------------------------------------------------------------------
                                                                                 63,491,201
----------------------------------------------------------------------------------------
Financials -- 4.0%
      20,000     American Express Co.                                               836,200
      80,000     American International Group, Inc.                               4,414,400
     150,000     Bank of America Corp.                                           11,854,500
      20,000     The Bank of New York Co., Inc.                                     575,000
          25     Berkshire Hathaway Inc., Class A Shares (a)                      1,812,500
      10,000     Countrywide Financial Corp.                                        695,700
      25,000     Fannie Mae                                                       1,686,000
      27,500     Fifth Third Bancorp                                              1,576,850
      20,000     FleetBoston Financial Corp.                                        594,200
     165,000     Freddie Mac                                                      8,377,050
       3,000     Golden West Financial Corp.                                        240,030
      14,000     The Goldman Sachs Group, Inc. (b)                                1,172,500

                      See Notes to Financial Statements.

    2 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003



   SHARES                                    SECURITY                                 VALUE
---------------------------------------------------------------------------------------------------
Financials -- 4.0% (continued)
      50,000        IPC Holdings, Ltd. (b)                                       $     1,675,000
      44,000        J.P. Morgan Chase & Co.                                            1,503,920
       6,400        M&T Bank Corp. (b)                                                   539,008
      26,400        Marsh & McLennan Cos., Inc.                                        1,348,248
      40,000        MBNA Corp.                                                           833,600
      13,500        Mellon Financial Corp.                                               374,625
      50,000        Merrill Lynch & Co., Inc.                                          2,334,000
      45,000        PartnerRe Ltd. (b)                                                 2,299,950
       3,000        State Street Corp.                                                   118,200
      50,000        U.S. Bancorp                                                       1,225,000
      40,000        W.P. Stewart & Co., Ltd. (b)                                         896,000
      20,000        Wachovia Corp.                                                       799,200
      30,000        Washington Mutual, Inc.                                            1,239,000
     186,500        Wells Fargo & Co.                                                  9,399,600
      49,500        Willis Group Holdings Ltd.                                         1,522,125
      30,000        XL Capital Ltd., Class A Shares                                    2,490,000
       5,000        Zions Bancorp.                                                       253,050
------------------------------------------------------------------------------------------
                                                                                      62,685,456
------------------------------------------------------------------------------------------
Healthcare -- 5.8%
      61,000        Amgen Inc. (a)                                                     4,052,840
      50,000        Anthem, Inc. (a)                                                   3,857,500
     121,500        Bristol-Myers Squibb Co.                                           3,298,725
     200,000        DJ Orthopedics Inc. (a)                                            2,192,000
      50,000        Genentech, Inc. (a)                                                3,606,000
     100,600        Guidant Corp. (a)                                                  4,465,634
     250,000        InterMune Inc. (a)(b)                                              4,027,500
      71,400        Johnson & Johnson                                                  3,691,380
     267,000        Jomed N.V. (a)(b)                                                    173,838
      50,000        Medtronic, Inc.                                                    2,398,500
     300,000        Merck & Co. Inc.                                                  18,165,000
     150,000        Mylan Laboratories Inc.                                            5,215,500
     476,300        Pfizer Inc.                                                       16,265,645
      75,000        Pharmaceutical HOLDRs Trust (b)                                    6,067,500
      57,500        Protein Design Labs, Inc. (a)(b)                                     803,850
     105,000        Schering-Plough Corp.                                              1,953,000
     252,500        Transkaryotic Therapies, Inc. (a)(b)                               2,913,850
     184,900        Wyeth                                                              8,422,195
------------------------------------------------------------------------------------------
                                                                                      91,570,457
------------------------------------------------------------------------------------------
Real Estate Investment Trust -- 6.3%
      78,000        Alexandria Real Estate Equities, Inc.                              3,510,000
     265,000        AMB Property Corp.                                                 7,465,050
     155,000        American Financial Realty Trust (b)                                2,311,050
      30,000        Apartment Investment & Management Co., Class A Shares              1,038,000
     103,250        Archstone-Smith Trust                                              2,478,000
     130,000        Avalonbay Communities, Inc.                                        5,543,200
      71,200        Boston Properties, Inc.                                            3,118,560
      20,000        BRE Properties, Inc., Class A Shares                                 664,000
     181,900        CarrAmerica Realty Corp.                                           5,058,639
     151,500        Cousins Properties, Inc.                                           4,226,850
      50,000        Developers Diversified Realty Corp.                                1,422,000

                      See Notes to Financial Statements.

    3 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003



   SHARES                                    SECURITY                                 VALUE
---------------------------------------------------------------------------------------------------
Real Estate Investment Trust -- 6.3% (continued)
      85,000        Duke Realty Corp.                                            $     2,341,750
     310,982        Equity Office Properties Trust                                     8,399,624
     100,000        Equity Residential                                                 2,595,000
     120,000        Federal Realty Investment Trust (b)                                3,840,000
     110,000        Highwoods Properties, Inc. (b)                                     2,453,000
      78,000        iStar Financial Inc.                                               2,847,000
      50,000        Kimco Realty Corp.                                                 1,895,000
      30,000        The Macerich Co.                                                   1,053,900
      29,000        Pan Pacific Retail Properties, Inc.                                1,141,150
     345,000        ProLogis                                                           9,418,500
     160,000        PS Business Parks, Inc., Class A Shares (b)                        5,648,000
      85,000        Public Storage, Inc.                                               2,878,950
      74,000        Regency Centers Corp. (b)                                          2,588,520
     141,800        The Rouse Co.                                                      5,402,580
     140,000        Simon Property Group, Inc.                                         5,464,200
     110,000        Vornado Realty Trust                                               4,796,000
------------------------------------------------------------------------------------------
                                                                                      99,598,523
------------------------------------------------------------------------------------------
Technology -- 4.8%
   2,200,000        3Com Corp. (a)                                                    10,296,000
     111,200        ASML Holdings N.V. (a)(b)                                          1,063,072
      80,000        Cisco Systems, Inc. (a)                                            1,335,200
     375,000        Comverse Technology, Inc. (a)                                      5,636,250
     380,000        Hewlett-Packard Co.                                                8,094,000
      50,000        Infineon Technologies AG, ADR (a)(b)                                 479,500
     110,000        J.D. Edwards & Co. (a)(b)                                          1,576,300
     117,100        LSI Logic Corp. (a)(b)                                               829,068
      40,000        Microchip Technology Inc. (b)                                        985,200
   2,277,500        Micron Technology, Inc. (a)(b)                                    26,487,324
      70,000        Microsoft Corp.                                                    1,792,700
      60,000        Motorola, Inc. (b)                                                   565,800
     260,000        Network Associates, Inc. (a)(b)                                    3,296,800
      75,000        Nokia Oyj, ADR                                                     1,232,250
      45,000        STMicroelectronics N.V., NY Shares                                   935,550
   2,000,000        Sun Microsystems, Inc. (a)                                         9,200,000
      75,000        VERITAS Software Corp. (a)                                         2,150,250
------------------------------------------------------------------------------------------
                                                                                      75,955,264
------------------------------------------------------------------------------------------
Utilities -- 3.2%
     487,500        CenterPoint Energy, Inc. (b)                                       3,973,125
     270,900        Edison International (a)(b)                                        4,450,887
      85,200        Entergy Corp.                                                      4,496,856
     308,300        NiSource Inc. (b)                                                  5,857,700
     237,500        Pepco Holdings, Inc. (b)                                           4,550,500
     165,300        PPL Corp.                                                          7,107,900
     262,300        Progress Energy, Inc. (b)                                         11,514,970
     540,200        Xcel Energy, Inc. (b)                                              8,124,608
------------------------------------------------------------------------------------------
                                                                                      50,076,546
------------------------------------------------------------------------------------------
                    TOTAL COMMON STOCK (Cost -- $541,910,449)                        550,629,611
------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    4 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003



   SHARES                                   SECURITY                         VALUE
------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.6%
Communications -- 0.6%
      91,865              CSC Holdings Inc., Series M, 11.125% due
                            4/1/08 (Cost -- $9,988,273)                 $     9,439,129
------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 5.9%
Financials -- 0.8%
     241,700              PartnerRe Ltd., 8.000% due 12/31/04                12,665,080
------------------------------------------------------------------------------------
Real Estate Investment Trust -- 1.0%
     145,000              General Growth Properties, Inc., 7.250% due
                            7/15/08                                           5,695,600
     120,000              Reckson Associates Realty Corp., Series A,
                            7.625%                                            2,916,000
     185,000              SL Green Realty Corp., 8.000% due 4/15/08           6,567,500
------------------------------------------------------------------------------------
                                                                             15,179,100
------------------------------------------------------------------------------------
Technology -- 3.6%
     360,000              Electronic Data Systems Corp., 7.625% due
                            8/17/04                                           7,938,000
      60,000              Lucent Technologies Capital Trust I, 7.750%
                            due 3/15/17                                      48,667,800
------------------------------------------------------------------------------------
                                                                             56,605,800
------------------------------------------------------------------------------------
Utilities -- 0.5%
     185,000              American Electric Power Co., Inc., 9.250%
                            due 8/16/05 (b)                                   8,106,700
------------------------------------------------------------------------------------
                          TOTAL CONVERTIBLE PREFERRED STOCK (Cost --
                          $76,790,030)                                       92,556,680
------------------------------------------------------------------------------------
    FACE
   AMOUNT                                   SECURITY                         VALUE
------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 2.0%
U.S. Treasury Obligations -- 2.0%
 $25,000,000              U.S. Treasury Notes, 3.250% due 8/15/07 (b)        26,098,650
   5,000,000              U.S. Treasury Bonds, 4.000% due 11/15/12 (b)        5,204,495
------------------------------------------------------------------------------------
                          TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost --
                          $30,102,135)                                       31,303,145
------------------------------------------------------------------------------------
    FACE
   AMOUNT       RATING(c)                   SECURITY                         VALUE
------------------------------------------------------------------------------------------
CORPORATE BONDS -- 29.1%
Basic Industry -- 3.2%
   2,500,000    B+        Airgas, Inc., 9.125% due 10/1/11                    2,793,750
   2,500,000    B+        Anchor Glass Container Corp., Secured Notes,
                            11.000% due 2/15/13 (d)                           2,743,750
   5,000,000    BB+       Bowater Inc., Sr. Notes, 6.500% due 6/15/13
                            (d)                                               4,752,525
   5,000,000    B-        Compass Minerals Group Inc., 10.000% due
                            8/15/11                                           5,625,000
   4,000,000    B-        Huntsman International LLC, 10.125% due
                            7/1/09                                            3,860,000
   7,500,000    BB-       ISP Chemco Inc., Series B, 10.250% due 7/1/11       8,512,500
   5,000,000    B         JSG Funding PLC, Sr. Notes, 9.625% due
                            10/1/12                                           5,550,000
     129,000    NR        Key Plastics Holdings, Inc., Series B,
                            10.250% due 3/15/07 (a)(e)                                0
     750,000    B-        OM Group, Inc., 9.250% due 12/15/11                   735,000
   7,500,000    CCC+      Riverwood International Corp., 10.625% due
                            8/1/07                                            7,818,750
                          Tembec Industries Inc.:
   5,000,000    BB          8.625% due 6/30/09                                4,962,500
   2,500,000    BB          8.500% due 2/1/11                                 2,487,500
     250,000    BBB       Weyerhaeuser Co., Notes, 5.500% due 3/15/05           264,589
------------------------------------------------------------------------------------
                                                                             50,105,864
------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    5 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003


    FACE
   AMOUNT        RATING(c)                          SECURITY                                 VALUE
----------------------------------------------------------------------------------------------------------
Capital Goods -- 2.2%
$   5,000,000    BB+       American Standard, Inc., 8.250% due 6/1/09                   $     5,793,750
   10,000,000    B+        Allied Waste North America, Inc., Series B, 10.000% due
                             8/1/09 (b)                                                      10,675,000
    1,000,000    A         Johnson Controls, Inc., Notes, Floating Rate 1.890% due
                             11/13/03                                                         1,001,454
    7,000,000    B+        Nortek Holdings, Inc., Sr. Notes, Series B, 9.125% due
                             9/1/07                                                           7,350,000
    1,250,000    BBB-      Raytheon Co., Notes, 6.500% due 7/15/05                            1,359,489
    7,500,000    BB-       Sequa Corp., Sr. Notes, 9.000% due 8/1/09                          7,987,500
---------------------------------------------------------------------------------------------------
                                                                                             34,167,193
---------------------------------------------------------------------------------------------------
Communications -- 8.9%
    7,000,000    CCC       American Tower Corp., Sr. Notes, 9.375% due 2/1/09                 7,070,000
      225,000    A         ALLTEL Corp., Debentures, 7.250% due 4/1/04                          235,025
    6,500,000    BBB       AT&T Corp., Sr. Notes, 8.500% due 11/15/31                         7,395,914
    5,000,000    BBB       AT&T Wireless Services Inc., Notes, 8.125% due 5/1/12              6,036,100
                           Charter Communications Holdings LLC, Sr. Discount Notes:
    5,000,000    CCC-        Zero coupon until 1/15/05, (11.750% thereafter), due
                              1/15/10                                                         2,975,000
   10,000,000    CCC-        Zero coupon until 1/15/06, (13.500% thereafter), due
                              1/15/11                                                         5,250,000
   10,000,000    CCC-        Zero coupon until 5/15/06, (11.750% thereafter), due
                              5/15/11                                                         5,100,000
      500,000    BBB       Cox Communications Inc., Notes, 7.500% due 8/15/04                   530,817
                           Crown Castle International Corp., Sr. Notes:
    3,400,000    CCC         9.375% due 8/1/11                                                3,553,000
    2,500,000    CCC         10.750% due 8/1/11                                               2,737,500
                           CSC Holdings Inc.:
    5,000,000    BB-         Sr. Notes, Series B, 7.625% due 4/1/11                           5,075,000
      500,000    B+          Sr. Sub. Debentures, 10.500% due 5/15/16                           547,500
                           EchoStar DBS Corp., Sr. Notes:
    2,500,000    BB-         9.125% due 1/15/09                                               2,806,250
    7,500,000    BB-         9.375% due 2/1/09                                                8,034,375
    6,750,000    B+        Insight Midwest, Sr. Notes, 10.500% due 11/1/10                    7,441,875
    8,250,000    B         Nextel Communications, Inc., Sr. Discount Notes, 9.950% due
                             2/15/08                                                          8,662,500
   22,330,000    NR        NTL Inc., 19.000% due 1/1/10                                      21,207,918
    7,500,000    B-        Qwest Corp., Debentures, 6.875% due 9/15/33                        6,937,500
    8,175,000    CCC+      Qwest Services Corp., Notes, 14.000% due 12/15/14 (d)              9,523,875
      225,000    A-        Reed Elsevier Capital Inc., 7.000% due 5/15/05                       244,746
    2,500,000    BBB-      Rogers Cablesystems Ltd., Sr. Notes, Series B, 10.000% due
                             3/15/05                                                          2,725,000
    2,750,000    BB-       Rogers Communications Inc., Sr. Notes, 8.875% due 7/15/07          2,846,250
      130,000    A+        SBC Communications Inc., Notes, 5.750% due 5/2/06                    143,687
    7,500,000    BBB-      Sprint Capital Corp., 8.750% due 3/15/32                           9,009,442
   18,800,000    C         TeleWest Communications PLC, Sr. Discount Notes,
                             (zero coupon until 2/1/05, 11.375% thereafter), due
                             2/1/10 (e)                                                       5,593,000
   45,000,000    D         United Pan-Europe Communications N.V., Sr. Discount Notes,
                             Series B, (zero coupon until 8/1/04, 12.500% thereafter),
                             due 8/1/09 (e)                                                   6,975,000
      250,000    A+        Verizon Global Funding Corp., Notes, 4.000% due 1/15/08              261,331
      875,000    A-        Viacom Inc., 7.150% due 5/20/05                                      960,933
      225,000    A         Vodafone Group PLC, Notes, 7.625% due 2/15/05                        246,483
      225,000    BBB+      The Walt Disney Co., Notes, 5.500% due 12/29/06                      245,495
---------------------------------------------------------------------------------------------------
                                                                                            140,371,516
---------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 5.5%
    3,750,000    B+        Argosy Gaming Co., 10.750% due 6/1/09                              4,125,000
    4,500,000    B         Coast Hotels & Casinos, Inc., 9.500% due 4/1/09                    4,837,500
      175,000    A         Costco Wholesale Corp., Sr. Notes, 5.500% due 3/15/07                193,367
      325,000    BBB+      DaimlerChrysler N.A. Holding Corp., 6.400% due 5/15/06               355,146

                      See Notes to Financial Statements.

    6 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003


    FACE
   AMOUNT        RATING(c)                          SECURITY                                 VALUE
-------------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 5.5% (continued)
$   4,250,000    BB+       Harrah's Operating Co., Inc., 7.875% due 12/15/05            $     4,632,500
    2,750,000    BBB-      Hilton Hotels Corp., Notes, 7.625% due 12/1/12                     3,025,000
   10,000,000    B+        HMH Properties, Inc., Sr. Notes, Series C, 8.450% due
                             12/1/08                                                         10,375,000
   10,000,000    B+        Horseshoe Gaming Holdings Corp., Series B, 8.625% due
                             5/15/09                                                         10,650,000
    3,000,000    BB+       J.C. Penney Co. Inc., Notes, 8.000% due 3/1/10                     3,157,500
    2,000,000    B+        Kerzner International Ltd., 8.875% due 8/15/11                     2,175,000
    5,250,000    BB-       Levi Strauss & Co., Sr. Notes, 11.625% due 1/15/08                 4,528,125
    6,000,000    BB-       Mandalay Resort Group, Sr. Sub. Notes, Series B, 10.250%
                             due 8/1/07                                                       6,810,000
                           MGM MIRAGE:
    6,000,000    BB+         9.750% due 6/1/07                                                6,840,000
    4,000,000    BB+         8.375% due 2/1/11                                                4,570,000
                           Park Place Entertainment Inc., Sr. Sub. Notes:
    5,000,000    BB+         7.875% due 12/15/05                                              5,343,750
    4,000,000    BB+         8.875% due 9/15/08                                               4,420,000
    1,000,000    BB+         8.125% due 5/15/11                                               1,102,500
    5,000,000    B         Prime Hospitality Corp., Sr. Sub. Notes, Series B, 8.375%
                             due 5/1/12                                                       4,825,000
    5,000,000    BB        Saks, Inc., 7.375% due 2/15/19                                     4,775,000
----------------------------------------------------------------------------------------------------
                                                                                             86,740,388
----------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 1.5%
      200,000    A         Brown-Forman Corp., Notes, 3.000% due 3/15/08                        200,999
    6,000,000    B+        Constellation Brands, Inc., Series B, 8.125% due 1/15/12           6,510,000
    1,500,000    B         Del Monte Corp., Series B, 9.250% due 5/15/11                      1,612,500
      250,000    A+        Diageo Capital PLC, Notes, 3.500% due 11/19/07                       257,551
    4,000,000    B         Mail-Well Corp., Series B, 8.750% due 12/15/08                     3,800,000
      225,000    A         McDonald's Corp., Medium-Term Notes, Series E, 5.950% due
                             1/15/08                                                            253,198
      225,000    A-        Nabisco Inc., Notes, 6.375% due 2/1/05                               238,595
    4,000,000    B         Pathmark Stores, Inc., 8.750% due 2/1/12                           4,160,000
    2,500,000    B-        Playtex Products, Inc., 9.375% due 6/1/11                          2,512,500
    3,500,000    B-        Premier International Foods PLC, Sr. Notes, 12.000% due
                             9/1/09                                                           3,937,500
      175,000    BBB       Safeway Inc., Notes, 4.800% due 7/16/07                              183,181
----------------------------------------------------------------------------------------------------
                                                                                             23,666,024
----------------------------------------------------------------------------------------------------
Consumer Services -- 1.4%
    1,000,000    BBB       Hertz Corp., Notes, Floating Rate 1.820% due 8/13/04                 984,579
                           Iron Mountain Inc.:
      500,000    B           8.125% due 5/15/08                                                 522,500
    6,500,000    B           8.625% due 4/1/13                                                6,987,500
    8,000,000    B2*       Mediacom Communications Corp., Sr. Notes, 9.500% due 1/15/13       8,500,000
    2,000,000    BBB-      Quebecor World USA Inc., 8.375% due 11/15/08                       2,103,260
    1,975,000    B         Yell Finance B.V., Sr. Notes, 10.750% due 8/1/11                   2,286,063
----------------------------------------------------------------------------------------------------
                                                                                             21,383,902
----------------------------------------------------------------------------------------------------
Energy -- 1.2%
    6,500,000    CC        Avon Energy Partners Holdings, Notes, 6.460% due 3/4/08 (d)        5,606,250
      325,000    A-        Conoco Inc., Sr. Notes, 5.900% due 4/15/04                           336,241
      150,000    BBB+      Dominion Resources, Inc., Notes, 4.125% due 2/15/08                  157,194
      650,000    BB        Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11                     745,875
    7,000,000    B+        Magnum Hunter Resources, Inc., 9.600% due 3/15/12                  7,735,000
      225,000    BBB       NiSource Finance Corp., 7.500% due 11/15/03                          229,237
    3,500,000    BB-       Western Gas Resources, Inc., 10.000% due 6/15/09                   3,832,500
----------------------------------------------------------------------------------------------------
                                                                                             18,642,297
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    7 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003


    FACE
   AMOUNT        RATING(c)                          SECURITY                                 VALUE
----------------------------------------------------------------------------------------------------------
Financials -- 1.2%
$     225,000    A+        ABN-Amro Bank N.V. (Chicago), 7.250% due 5/31/05             $       248,080
    1,000,000    A+        American General Finance Corp., Medium-Term Notes, Series
                             G, 5.750% due 3/15/07                                            1,108,929
      325,000    A-        Amvescap PLC, 6.600% due 5/15/05                                     350,643
      300,000    A+        Bank of America Corp., Sr. Notes, 7.125% due 9/15/06                 345,759
      325,000    A-        BB&T Corp., Sub. Notes, Redeemable and Putable Securities,
                             6.375% due 6/30/05                                                 353,026
      225,000    A         The Bear Stearns Cos. Inc., Notes, 6.500% due 5/1/06                 251,972
      175,000    A         CIT Group Inc., Sr. Sub. Notes, 4.125% due 2/21/06                   181,241
      325,000    A         Countrywide Home Loans, Inc., Medium-Term Notes, Series K,
                             3.500% due 12/19/05                                                335,640
      200,000    A+        Credit Suisse First Boston USA Inc., Notes, 5.750% due
                             4/15/07                                                            222,386
      250,000    A         FleetBoston Financial Corp., Sr. Medium-Term Notes, Series
                             T, 4.200% due 11/30/07                                             263,218
      250,000    A-        The Hartford Financial Services Group, Inc., Notes, 2.375%
                             due 6/1/06                                                         249,956
      200,000    A         Household Finance Corp., Medium-Term Notes, 6.500% due
                             1/24/06                                                            221,961
    1,000,000    AA-       International Lease Finance Corp., Medium-Term Notes,
                             Series M, 4.750% due 1/18/05                                     1,034,890
      250,000    A+        J.P. Morgan Chase & Co., Sr. Notes, 5.350% due 3/1/07                273,977
      325,000    A-        John Deere Capital Corp., Notes, 5.125% due 10/19/06                 353,138
      210,000    A         KeyBank National Association, Bank Notes, Series T, 5.000%
                             due 7/17/07                                                        227,732
    1,000,000    A         Lehman Brothers Holdings Inc., Notes, 7.750% due 1/15/05           1,098,189
      325,000    A+        MGIC Investment Corp., Sr. Notes, 7.500% due 10/15/05                359,800
      500,000    AA        Monumental Global Funding II, Secured Notes, 6.050% due
                             1/19/06 (d)                                                        551,717
    1,000,000    A+        Morgan Stanley, Unsub. Notes, 6.100% due 4/15/06                   1,101,604
      225,000    A-        PNC Funding Corp., 7.000% due 9/1/04                                 239,720
      200,000    A         SLM Corp., Medium-Term Notes, Series A, 5.625% due 4/10/07           222,165
    5,000,000    BBB-      Sovereign Bancorp, Inc., Sr. Notes, 10.500% due 11/15/06           6,011,990
      500,000    A-        Textron Financial Corp., Notes, 7.125% due 12/9/04                   534,149
      225,000    A-        Wachovia Corp., Sub. Notes, 6.400% due 4/1/08                        256,656
    1,800,000    A-        Washington Mutual Finance Corp., Sr. Notes, 8.250% due
                             6/15/05                                                          2,010,200
      225,000    A+        Wells Fargo Financial, Inc., Sr. Notes, 4.875% due 6/12/07           244,474
---------------------------------------------------------------------------------------------------
                                                                                             18,653,212
---------------------------------------------------------------------------------------------------
Healthcare -- 1.2%
   12,500,000    CCC       Athena Neurosciences Finance LLC, 7.250% due 2/21/08              10,578,125
    5,000,000    BBB-      HCA Inc., Notes, 8.750% due 9/1/10                                 5,832,320
      650,000    BB        Tenet Healthcare Corp., Sr. Notes, 5.375% due 11/15/06               627,250
    2,500,000    CCC+      Vanguard Health Systems, Inc., 9.750% due 8/1/11                   2,500,000
---------------------------------------------------------------------------------------------------
                                                                                             19,537,695
---------------------------------------------------------------------------------------------------
Real Estate Investment Trust -- 0.8%
    5,000,000    B         FelCor Lodging L.P., 10.000% due 9/15/08                           5,187,500
    4,250,000    CCC       MeriStar Hospitality Corp., Sr. Sub. Notes, 8.750% due
                             8/15/07                                                          3,867,500
    3,000,000    BBB+      Spieker Properties L.P., Notes, 6.800% due 5/1/04                  3,116,607
---------------------------------------------------------------------------------------------------
                                                                                             12,171,607
---------------------------------------------------------------------------------------------------
Technology -- 1.3%
      550,000    A-        Hewlett-Packard Co., Notes, 7.150% due 6/15/05                       608,478
                           Lucent Technologies Inc.:
   10,000,000    B-          Debentures, 6.450% due 3/15/29                                   6,900,000
    3,500,000    B-          Notes, 5.500% due 11/15/08                                       2,966,250
                           Unisys Corp., Sr. Notes:
    1,500,000    BB+         8.125% due 6/1/06                                                1,612,500
    6,000,000    BB+         7.875% due 4/1/08                                                6,225,000
    3,000,000    B+        Xerox Capital Europe PLC, 5.875% due 5/15/04                       3,030,000
---------------------------------------------------------------------------------------------------
                                                                                             21,342,228
---------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    8 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003


    FACE
   AMOUNT        RATING(c)                          SECURITY                                 VALUE
-------------------------------------------------------------------------------------------------------
Utilities -- 0.7%
$   1,000,000    A         Alabama Power Co., Sr. Notes, Series N, 4.875% due 9/1/04    $     1,041,146
    3,000,000    BB-       BRL Universal Equipment 2001A, L.P., Secured Notes, 8.875%
                             due 2/15/08                                                      3,270,000
                           Calpine Corp.:
    1,225,000    CCC+        8.500% due 5/1/08                                                  961,625
    3,500,000    CCC+        Sr. Notes, 8.625% due 8/15/10                                    2,642,500
    3,500,000    BBB+      Carolina Power & Light Co., First Mortgage, 7.875% due
                             4/15/04                                                          3,676,918
      250,000    A-        FPL Group Capital Inc., Notes, 3.250% due 4/11/06                    256,745
---------------------------------------------------------------------------------------------------
                                                                                             11,848,934
---------------------------------------------------------------------------------------------------
                           TOTAL CORPORATE BONDS (Cost -- $422,369,648)                     458,630,860
---------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 14.1%
Building Maintenance -- 0.1%
    2,451,000    BB        The Shaw Group Inc., zero coupon due 5/1/21                        1,590,086
---------------------------------------------------------------------------------------------------
Capital Goods -- 0.8%
    5,000,000    B         Navistar Financial Corp., 4.750% due 4/1/09                        4,743,750
    7,500,000    BBB-      Tyco International Group S.A., 2.750% due 1/15/18 (d)              8,118,750
---------------------------------------------------------------------------------------------------
                                                                                             12,862,500
---------------------------------------------------------------------------------------------------
Communications -- 1.7%
   15,000,000    B         Avaya Inc., zero coupon due 10/31/21                               7,631,250
   15,000,000    B         EchoStar Communications Corp., 5.750% due 5/15/08 (d)             15,956,250
    7,500,000    C         TeleWest Finance (Jersey) Ltd., 6.000% due 7/7/05 (d)              2,702,970
---------------------------------------------------------------------------------------------------
                                                                                             26,290,470
---------------------------------------------------------------------------------------------------
Energy -- 0.1%
   11,000,000    NR        Friede Goldman Halter Inc., 4.500% due 9/15/04 (e)                   880,000
---------------------------------------------------------------------------------------------------
Financials -- 0.3%
    5,000,000    B-        E*Trade Group, Inc., 6.000% due 2/1/07                             4,875,000
---------------------------------------------------------------------------------------------------
Healthcare -- 3.5%
    2,500,000    B         Alpharma Inc., 3.000% due 6/1/06                                   2,934,375
    5,000,000    B-        Cephalon, Inc., 2.500% due 12/15/06                                4,631,250
    5,000,000    CC        Elan Finance Corp. Ltd., zero coupon due 12/14/18                  2,775,000
   12,000,000    NR        InterMune Inc., 5.750% due 7/15/06                                11,250,000
   16,000,000    NR        Medarex, Inc., 4.500% due 7/1/06                                  13,480,000
   10,000,000    NR        Nektar Therapeutics, 3.500% due 10/17/07                           7,850,000
   15,000,000    NR        Vertex Pharmacueticals Inc., 5.000% due 9/19/07                   12,618,750
---------------------------------------------------------------------------------------------------
                                                                                             55,539,375
---------------------------------------------------------------------------------------------------
Technology -- 7.6%
                           Amkor Technology, Inc.:
    6,000,000    CCC+        5.750% due 6/1/06                                                5,505,000
    2,750,000    CCC+        5.000% due 3/15/07                                               2,313,438
    5,000,000    B3*       ASML Holdings N.V., 4.250% due 11/30/04 (d)                        4,969,000
   32,000,000    NR        Atmel Corp., zero coupon due 5/23/21                              12,200,000
    2,500,000    B         BEA Systems, Inc., 4.000% due 12/15/06                             2,421,875
                           CIENA Corp.:
    3,500,000    CCC+        5.000% due 10/15/05                                              3,456,250
   40,000,000    B           3.750% due 2/1/08                                               33,400,000
    4,000,000    BB-       Comverse Technology, Inc., 1.500% due 12/1/05                      3,770,000

                      See Notes to Financial Statements.

    9 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003


    FACE
   AMOUNT        RATING(c)                          SECURITY                                 VALUE
----------------------------------------------------------------------------------------------------------
Technology -- 7.6% (continued)
$   4,000,000    NR        Conexant Systems, Inc., 4.250% due 5/1/06                    $     3,545,000
    7,500,000    B-        DoubleClick, Inc., 4.750% due 3/15/06                              7,687,500
   18,000,000    CCC-      i2 Technologies Inc., 5.250% due 12/15/06                         13,905,000
   12,000,000    B         LSI Logic Corp., 4.000% due 11/1/06                               11,220,000
   11,500,000    NR        Manugistics Group, Inc., 5.000% due 11/1/07                        8,740,000
   15,000,000    B         Sanmina-SCI Corp., zero coupon due 9/12/20                         7,275,000
---------------------------------------------------------------------------------------------------
                                                                                            120,408,063
---------------------------------------------------------------------------------------------------
                           TOTAL CONVERTIBLE BONDS (Cost -- $206,121,899)                   222,445,494
---------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.8%
    1,013,404    BBB       Chase Commercial Mortgage Securities Corp., Series
                             2000-FL1A, Class E, Floating Rate 3.050% due 12/12/13 (d)        1,013,473
      383,812    BBB       Cityscape Home Equity Loan Trust, Series 1997-C, Class B1A,
                             Floating Rate 2.135% due 7/25/28                                   345,430
    3,000,000    AA        Countrywide Asset-Backed Certificates, Series 1999-2, Class
                             MV1, Floating Rate 1.475% due 5/25/29                            2,998,919
    2,085,000    A2*       CS First Boston Mortgage Securities Corp., Series 2001-HE8,
                             Class M2, Floating Rate 2.085% due 2/25/31                       2,060,933
    5,915,497    Aa1*      Diversified Asset Securitization Holdings, Series 1A, Class
                             A1, Floating Rate 1.890% due 12/30/34 (d)                        5,264,793
    1,692,084    NR        Guaranteed Residential Securities Trust, Series 1999-A,
                             Class A, Floating Rate 1.664% due 1/28/30 (d)                    1,607,480
                           J.P. Morgan Commercial Mortgage Finance Corp.:
    2,328,981    Baa2*       Series 2001-FL1, Class D, Floating Rate 2.950% due
                              4/15/10 (d)                                                     2,332,330
    2,421,266    BBB+        Series 2001-FL1A, Class F, Floating Rate 2.590% due
                              7/13/13 (d)                                                     2,402,468
                           Paragon Residual Interest, Series 1999-R: Class A,
      482,205    NR          9.790% due 5/15/05                                                 443,628
      103,210    NR          Class A2, 10.520% due 12/15/06                                      94,954
    1,733,586    Baa2*     Sail Net Interest Margin Notes, Series 2003-BC2A, Class A,
                             Floating Rate 7.750% due 4/27/33 (d)                             1,728,169
    3,160,707    A-        Sasco Net Interest Margin Trust, Series 2003-12XS, Class A,
                             7.500% due 4/28/33 (d)                                           3,140,952
      223,729    Baa2*     Saxon Asset Securities Trust, Series 1999-3, Class BF1A,
                             8.640% due 7/25/03                                                 223,583
                           Wings Ltd., Series 2003-1A:
    1,999,170    AAA         Class IA, Floating Rate 1.790% due 11/15/35                      1,959,187
      999,585    AAA         Class IB, Floating Rate 1.790% due 11/15/35 (d)                    979,593
    1,853,059    A2*       WMC Mortgage Loan Pass-Through Certificates, Series 1999-A,
                             Class M2, Floating Rate 2.680% due 10/15/29                      1,854,259
---------------------------------------------------------------------------------------------------
                           TOTAL ASSET-BACKED SECURITIES (Cost -- $29,040,657)               28,450,151
---------------------------------------------------------------------------------------------------

  CONTRACTS                                         SECURITY                                 VALUE
----------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.9%
Purchased Calls -- 0.9%
        1,750              S&P 500 Index, Call @ 900, Expire 8/16/03                         13,956,250
---------------------------------------------------------------------------------------------------
Purchased Puts -- 0.0%
          500              S&P 500 Index, Put @ 875, Expire 7/19/03                              28,750
---------------------------------------------------------------------------------------------------
                           TOTAL PURCHASED OPTIONS (Cost -- $12,596,750)                     13,985,000
---------------------------------------------------------------------------------------------------
                           SUB-TOTAL INVESTMENTS (Cost -- $1,328,919,841)                 1,407,440,070
---------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    10 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003


    FACE
   AMOUNT                               SECURITY                                VALUE
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 10.6%
$166,130,000   Goldman, Sachs & Co., 1.100% due 7/1/03; Proceeds at
                 maturity -- $166,135,076; (Fully collateralized by U.S.
                 Treasury Bonds, 11.250% to 12.000% due 8/15/13 to
                 2/15/15; Market value -- $169,452,714) (Cost --
                 $166,130,000)                                              $  166,130,000
-----------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0% (Cost -- $1,495,049,841**)       $1,573,570,070
-----------------------------------------------------------------------------------------

(a) Non-income producing security.
(b) All or a portion of this security is on loan (See Note 7).
(c) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Security is currently in default.
  + All or a portion of this security is segregated for futures contracts commitments.
 ** Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:
   ADR -- American Depositary Receipt

  See pages 12 and 13 for definitions of ratings.

 LOANED SECURITIES COLLATERAL (UNAUDITED)                          JUNE 30, 2003

    FACE
   AMOUNT                               SECURITY                                VALUE
-----------------------------------------------------------------------------------------
$177,908,254 State Street Navigator Securities Lending Trust Prime Portfolio
             (Cost -- $177,908,254)                                          $177,908,254
-----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    11 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA          -- Bonds rated "AAA" have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA           -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.
A            -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB          -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
BB, B, CCC   -- Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, and CC as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates a lower degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
C            -- Bonds rated "C" are bonds on which no interest is being paid.
D            -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa          -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.
Aa           -- Bonds rated "Aa" are judged to be of the high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
A            -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.
Baa          -- Bonds rated "Baa" are considered to be medium grade
                obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

    12 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

Ba           -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby may not be well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B            -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.
Caa          -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR           -- Indicates that the bond is not rated by Standard & Poor's or
                Moody's.

    13 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   JUNE 30, 2003


 ASSETS:
   Investments, at value (Cost -- $1,328,919,841)               $1,407,440,070
   Repurchase agreement, at value (Cost -- $166,130,000)           166,130,000
   Loaned securities collateral, at value (Cost --
    $177,908,254) (Note 7)                                         177,908,254
   Cash                                                                    668
   Receivable for securities sold                                   43,538,273
   Interest and dividends receivable                                15,520,860
   Receivable for Fund shares sold                                   5,839,987
 -----------------------------------------------------------------------------
   Total Assets                                                  1,816,378,112
 -----------------------------------------------------------------------------
 LIABILITIES:
   Payable for loaned securities collateral (Note 7)               177,908,254
   Payable for securities purchased                                 14,070,216
   Investment advisory fee payable                                     729,818
   Payable for Fund shares purchased                                   559,173
   Administration fee payable                                          265,388
   Distribution plan fees payable                                      233,064
   Accrued expenses                                                    307,725
 -----------------------------------------------------------------------------
   Total Liabilities                                               194,073,638
 -----------------------------------------------------------------------------
 Total Net Assets                                               $1,622,304,474
 -----------------------------------------------------------------------------
 NET ASSETS:
   Par value of shares of beneficial interest                   $      118,571
   Capital paid in excess of par value                           1,804,419,569
   Undistributed net investment income                               3,649,901
   Accumulated net realized loss from investment transactions,
    futures contracts and options                                 (264,404,591)
   Net unrealized appreciation of investments and foreign
    currencies                                                      78,521,024
 -----------------------------------------------------------------------------
 Total Net Assets                                               $1,622,304,474
 -----------------------------------------------------------------------------
 Shares Outstanding:
   Smith Barney Class A/(1)/                                        61,724,013
 ------------------------------------------------------------------------------
   Smith Barney Class B/(1)/                                        38,215,276
 ------------------------------------------------------------------------------
   Smith Barney Class L/(1)/                                        11,389,129
 ------------------------------------------------------------------------------
   Smith Barney Class O/(1)/                                         1,882,308
 ------------------------------------------------------------------------------
   Smith Barney Class Y/(1)/                                         5,360,068
 ------------------------------------------------------------------------------
 Net Asset Value:
   Smith Barney Class A/(1)/ (and redemption price)                     $13.71
 ------------------------------------------------------------------------------
   Smith Barney Class B/(1)(2)/                                         $13.62
 ------------------------------------------------------------------------------
   Smith Barney Class L/(1)(2)/                                         $13.66
 ------------------------------------------------------------------------------
   Smith Barney Class O/(1)(2)/                                         $13.63
 ------------------------------------------------------------------------------
   Smith Barney Class Y/(1)/ (and redemption price)                     $13.86
 ------------------------------------------------------------------------------
 Maximum Public Offering Price Per Share:
   Smith Barney Class A/(1)/ (net asset value plus 5.26% of
    net asset value per share)                                          $14.43
 ------------------------------------------------------------------------------
   Smith Barney Class L/(1)/ (net asset value plus 1.01% of
    net asset value per share)                                          $13.80
 ------------------------------------------------------------------------------
   Smith Barney Class O/(1)/ (net asset value plus 1.01% of
    net asset value per share)                                          $13.77
 -----------------------------------------------------------------------------

(1) On April 11, 2003, Class A, B, L, O and Y shares were renamed as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Smith Barney Class O and Smith Barney Class Y shares, respectively.
(2) Redemption price is NAV of Smith Barney Class B, L and O shares reduced by a 5.00%, 1.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

    14 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED JUNE 30, 2003


INVESTMENT INCOME:
  Interest                                                    $ 37,857,173
  Dividends                                                      9,970,530
  Less: Foreign withholding tax                                    (31,808)
-------------------------------------------------------------------------
  Total Investment Income                                       47,795,895
-------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 2)                               3,962,797
  Distribution plan fees (Note 8)                                3,381,749
  Administration fee (Note 2)                                    1,441,017
  Shareholder servicing fees (Note 8)                              597,848
  Registration fees                                                 61,612
  Shareholder communications (Note 8)                               54,789
  Custody                                                           47,704
  Trustees' fees                                                    28,116
  Audit and legal                                                   19,672
  Other                                                             15,006
-------------------------------------------------------------------------
  Total Expenses                                                 9,610,310
-------------------------------------------------------------------------
Net Investment Income                                           38,185,585
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS, OPTIONS AND FOREIGN CURRENCIES (NOTES 3, 4 AND
5):
  Realized Gain (Loss) From:
   Investment transactions                                     (58,646,424)
   Futures contracts                                             6,309,394
   Options purchased                                           (15,455,614)
-------------------------------------------------------------------------
  Net Realized Loss                                            (67,792,644)
-------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
   Investments                                                 262,635,888
   Foreign currencies                                                  195
-------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                      262,636,083
-------------------------------------------------------------------------
Net Gain on Investments, Futures Contracts, Options and
  Foreign Currencies                                           194,843,439
-------------------------------------------------------------------------
Increase in Net Assets From Operations                        $233,029,024
-------------------------------------------------------------------------

                      See Notes to Financial Statements.

    15 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS



For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002


                                                                     2003            2002
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                          $   38,185,585  $   74,063,544
 Net realized loss                                                 (67,792,644)   (164,462,498)
 Increase (decrease) in net unrealized appreciation                262,636,083    (154,799,414)
-----------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Operations                 233,029,024    (245,198,368)
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 9):
 Net investment income                                             (35,956,455)    (75,995,328)
-----------------------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to Shareholders         (35,956,455)    (75,995,328)
-----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 10):
 Net proceeds from sale of shares                                  165,898,106     229,080,398
 Net asset value of shares issued for reinvestment of dividends     26,780,951      57,265,607
 Cost of shares reacquired                                        (147,115,835)   (417,488,653)
-----------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Fund Share Transactions     45,563,222    (131,142,648)
-----------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                  242,635,791    (452,336,344)
NET ASSETS:
 Beginning of period                                             1,379,668,683   1,832,005,027
-----------------------------------------------------------------------------------------------
 End of period*                                                 $1,622,304,474  $1,379,668,683
-----------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                  $3,649,901      $1,420,771
-----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.

    16 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The SB Capital and Income Fund ("Fund"), formerly known as Smith Barney Premium Total Return Fund, a separate investment fund of Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, SB Convertible Fund, formerly known as Smith Barney Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Balanced Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board of Trustees; portfolio securities that are traded primarily on a domestic or foreign exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price; over-the-counter securities are valued on the basis of the bid price at the close of business each day; options are generally valued at the mean of the quoted bid and asked prices; investments in U.S. government securities (other than short-term securities) are valued at the mean of the quoted bid and asked price; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (e) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f ) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class; ( j ) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and ( l ) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. The Fund may from time to time enter into options and/or futures contracts to hedge market risk.

    17 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

2. Investment Advisory Agreement, Administration Agreement and
   Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.55% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

SBFM has entered into a sub-advisory agreement with Salomon Brothers Asset Management Inc ("SBAM"), an affiliate of SBFM. Pursuant to the sub-advisory agreement, SBAM is responsible for the day-to-day portfolio operations and investment decisions for the Fund. SBFM pays SBAM a monthly fee calculated at an annual rate of 0.375% of the average daily net assets of the Fund.

SBFM acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2003, the Fund paid transfer agent fees of $598,542 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the six months ended June 30, 2003, CGM and its affiliates received brokerage commissions of $99,320.

There are maximum initial sales charges of 5.00%, 1.00% and 1.00% for Smith Barney Class A, L and O shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Smith Barney Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Smith Barney Class L and O shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Smith Barney Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Smith Barney Class A shares which, when combined with current holdings of Smith Barney Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge. Former Class C shareholders who held shares of the Fund and/or other Smith Barney mutual funds on June 12, 1998, will not incur the initial sales charge on Smith Barney Class L shares purchased before June 22, 2003. In addition, Smith Barney Class O shares are only open for purchase by former Class C shareholders. Former Class C shareholders will not incur the initial sales charge on Smith Barney Class O shares purchased before June 22, 2003.

For the six months ended June 30, 2003, CGM received sales charges of approximately $342,000 and $366,000 on sales of the Fund's Smith Barney Class A and L shares, respectively. In addition, for the six months ended June 30, 2003, CDSCs paid to CGM were approximately:

                                    Smith Barney Smith Barney
                                     Class B       Class L
-------------------------------------------------------------
CDSCs                                 $224,000     $13,000
------------------------------------------------------------


    18 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

----------------------------------------------------
Purchases                                $542,688,749
----------------------------------------------------
Sales                                     618,322,354
----------------------------------------------------

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

----------------------------------------------------
Gross unrealized appreciation           $157,632,321
Gross unrealized depreciation            (79,112,092)
----------------------------------------------------
Net unrealized appreciation             $ 78,520,229
----------------------------------------------------

4. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.
At June 30, 2003, the Fund did not have any open futures contracts.

5. Option Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At June 30, 2003, the Fund held purchased call options with a total cost of $12,080,250 and purchased put options with a total cost of $516,500.

    19 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

The following written call option transactions occurred during the six months ended June 30, 2003:

                                      Number of
                                      Contracts    Premiums
------------------------------------------------------------
Options written, outstanding at
 December 31, 2002                       970      $ 278,081
Options cancelled in closing
 purchase transactions                  (770)      (241,432)
Options expired                         (200)       (36,649)
-----------------------------------------------------------
Options written, outstanding at
 June 30, 2003                            --      $       0
-----------------------------------------------------------

6. Repurchase Agreements

The Fund purchases (and the custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

7. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2003, the Fund loaned securities having a market value of $173,893,340. The Fund received cash collateral amounting to $177,908,254 which was invested in the State Street Navigator Securities Lending Trust
Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended June 30, 2003 was $148,478.

    20 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

8. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Smith Barney Class A, B, L and O shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Fund also pays a distribution fee with respect to its Smith Barney Class B, L and O shares calculated at an annual rate of 0.50%, 0.75% and 0.45% of the average daily net assets for each class, respectively. For the six months ended June 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                    Smith Barney Smith Barney Smith Barney Smith Barney
                                      Class A      Class B      Class L      Class O
---------------------------------------------------------------------------------------
Distribution Plan Fees                $950,182    $1,776,362    $571,937     $83,268
--------------------------------------------------------------------------------------

For the six months ended June 30, 2003, total Shareholder Servicing fees were as follows:

                                    Smith Barney Smith Barney Smith Barney Smith Barney Smith Barney
                                      Class A      Class B      Class L      Class O      Class Y
----------------------------------------------------------------------------------------------------
Shareholder Servicing Fees            $339,053     $198,645     $48,360      $11,696        $94
---------------------------------------------------------------------------------------------------

For the six months ended June 30, 2003, total Shareholder Communication expenses were as follows:

                                    Smith Barney Smith Barney Smith Barney Smith Barney Smith Barney
                                      Class A      Class B      Class L      Class O      Class Y
----------------------------------------------------------------------------------------------------
Shareholder Communication Expenses    $23,817      $22,486       $5,868       $2,046        $572
---------------------------------------------------------------------------------------------------

9. Distributions Paid to Shareholders by Class

                     Six Months Ended    Year Ended
                      June 30, 2003   December 31, 2002
-------------------------------------------------------
Net Investment
 Income
Smith Barney Class A   $19,921,861       $40,210,302
Smith Barney Class B    11,022,618        26,339,818
Smith Barney Class L     2,528,985         4,284,385
Smith Barney Class O       553,959         1,264,348
Smith Barney Class Y     1,929,032         3,896,475
-------------------------------------------------------
Total                  $35,956,455       $75,995,328
-------------------------------------------------------

10.Shares of Beneficial Interest

At June 30, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

    21 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

Transactions in shares of each class were as follows:

                         Six Months Ended              Year Ended
                           June 30, 2003            December 31, 2002
                     ------------------------  --------------------------
                       Shares       Amount        Shares        Amount
--------------------------------------------------------------------------
Smith Barney Class
 A/(1)/
Shares sold           5,117,801  $ 65,056,215    8,871,059  $ 117,168,891
Shares issued on
 reinvestment         1,255,317    15,955,543    2,558,397     32,359,288
Shares reacquired    (4,370,999)  (55,075,135) (12,102,662)  (153,108,265)
-------------------------------------------------------------------------
Net Increase
 (Decrease)           2,002,119  $ 25,936,623     (673,206) $  (3,580,086)
-------------------------------------------------------------------------
Smith Barney Class
 B/(1)/
Shares sold           3,967,676  $ 51,430,199    4,435,531  $  58,096,026
Shares issued on
 reinvestment           669,949     8,449,396    1,617,336     20,426,440
Shares reacquired    (6,218,099)  (77,306,231) (17,858,535)  (228,219,408)
-------------------------------------------------------------------------
Net Decrease         (1,580,474) $(17,426,636) (11,805,668) $(149,696,942)
-------------------------------------------------------------------------
Smith Barney Class
 L/(1)/
Shares sold           3,714,736  $ 48,681,754    3,773,626  $  48,641,801
Shares issued on
 reinvestment           151,873     1,929,602      276,265      3,461,445
Shares reacquired      (875,287)  (10,990,477)  (2,237,172)   (27,371,403)
-------------------------------------------------------------------------
Net Increase          2,991,322  $ 39,620,879    1,812,719  $  24,731,843
-------------------------------------------------------------------------
Smith Barney Class
 O/(1)/
Shares sold              30,472  $    380,872       35,141  $     453,604
Shares issued on
 reinvestment            35,356       446,410       80,792      1,018,434
Shares reacquired      (130,865)   (1,629,465)    (524,840)    (6,577,213)
-------------------------------------------------------------------------
Net Decrease            (65,037) $   (802,183)    (408,907) $  (5,105,175)
-------------------------------------------------------------------------
Smith Barney Class
 Y/(1)/
Shares sold              28,558  $    349,066      377,514  $   4,720,076
Shares reacquired      (168,526)   (2,114,527)    (180,650)    (2,212,364)
-------------------------------------------------------------------------
Net Increase
 (Decrease)            (139,968) $ (1,765,461)     196,864  $   2,507,712
-------------------------------------------------------------------------

(1) On April 11, 2003, Class A, B, L, O and Y shares were renamed as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Smith Barney Class O and Smith Barney Class Y shares, respectively.


    22 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Smith Barney Class A Shares/(1)/     2003/(2)(3)/    2002/(3)/    2001/(3)/    2000/(3)/    1999/(3)/    1998/(3)/
--------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                $11.99          $14.56       $16.19       $18.07       $21.38       $22.19
--------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)/           0.35            0.64         0.70         0.83         0.54         0.33
  Net realized and unrealized
   gain (loss)/(4)/                    1.70           (2.55)       (1.27)        0.29         0.50         1.00
--------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations    2.05           (1.91)       (0.57)        1.12         1.04         1.33
--------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income               (0.33)          (0.66)       (0.78)       (0.77)       (0.49)       (0.25)
  Net realized gains                     --              --        (0.28)       (2.23)       (3.86)       (1.89)
--------------------------------------------------------------------------------------------------------------------
Total Distributions                   (0.33)          (0.66)       (1.06)       (3.00)       (4.35)       (2.14)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $13.71          $11.99       $14.56       $16.19       $18.07       $21.38
--------------------------------------------------------------------------------------------------------------------
Total Return                          17.35%++       (13.25)%      (3.65)%       6.48%        5.37%        6.20%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (millions)                        $   846         $   716      $   879      $   763      $   667      $   896
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                             1.12%+          1.15%        1.08%        1.09%        1.12%        1.12%
  Net investment income/(4)/           5.51+           4.95         4.50         4.71         2.63         1.48
--------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  41%             77%          85%          73%          93%          43%
--------------------------------------------------------------------------------------------------------------------

(1) On April 11, 2003, Class A shares were renamed as Smith Barney Class A shares.
(2) For the six months ended June 30, 2003 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
(4) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 4.56%. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

    23 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Smith Barney Class B Shares/(1)/                 2003/(2)(3)/  2002/(3)/ 2001/(3)/ 2000/(3)/ 1999/(3)/ 1998/(3)/
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $11.90       $14.44     $16.05    $17.94    $21.26    $22.17
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                         0.31         0.56       0.60      0.73      0.41      0.22
 Net realized and unrealized gain (loss)/(4)/       1.70        (2.52)     (1.24)     0.28      0.52      0.99
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 2.01        (1.96)     (0.64)     1.01      0.93      1.21
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                             (0.29)       (0.58)     (0.69)    (0.67)    (0.39)    (0.23)
 Net realized gains                                   --           --      (0.28)    (2.23)    (3.86)    (1.89)
-----------------------------------------------------------------------------------------------------------
Total Distributions                                (0.29)       (0.58)     (0.97)    (2.90)    (4.25)    (2.12)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $13.62       $11.90     $14.44    $16.05    $17.94    $21.26
-----------------------------------------------------------------------------------------------------------
Total Return                                       17.11%++    (13.69)%    (4.14)%    5.87%     4.85%     5.64%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                $520         $474       $745    $1,097    $1,709    $3,110
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                           1.62%+       1.63%      1.62%     1.61%     1.63%     1.61%
 Net investment income/(4)/                         5.02+        4.40       3.94      4.19      2.02      0.99
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               41%          77%        85%       73%       93%       43%
-----------------------------------------------------------------------------------------------------------

(1) On April 11, 2003, Class B shares were renamed as Smith Barney Class B shares.
(2) For the six months ended June 30, 2003 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
(4) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 4.00%. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

    24 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Smith Barney Class L
Shares/(1)/               2003/(2)(3)/ 2002/(3)/ 2001/(3)/ 2000/(3)/ 1999/(3)/ 1998/(3)(4)/
-------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period        $11.94     $14.48    $16.08    $17.97    $21.29     $23.06
-------------------------------------------------------------------------------------------
Income (Loss) From
  Operations:
  Net investment
   income/(5)/                 0.29       0.54      0.56      0.66      0.40       0.06
  Net realized and
   unrealized gain
   (loss)/(5)/                 1.70      (2.54)    (1.24)     0.30      0.48      (0.01)
-------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                   1.99      (2.00)    (0.68)     0.96      0.88       0.05
-------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income       (0.27)     (0.54)    (0.64)    (0.62)    (0.34)     (0.00)*
  Net realized gains             --         --     (0.28)    (2.23)    (3.86)     (1.82)
-------------------------------------------------------------------------------------------
Total Distributions           (0.27)     (0.54)    (0.92)    (2.85)    (4.20)     (1.82)
-------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period                     $13.66     $11.94    $14.48    $16.08    $17.97     $21.29
-------------------------------------------------------------------------------------------
Total Return                  16.89%++  (13.90)%   (4.35)%    5.58%     4.60%      0.36%++
-------------------------------------------------------------------------------------------
Net Assets, End of
  Period (millions)         $   156    $   100   $    95   $    33   $    23        $25
-------------------------------------------------------------------------------------------
Ratios to Average Net
  Assets:
  Expenses                     1.87%+     1.91%     1.88%     1.87%     1.88%      1.82%+
  Net investment
   income/(5)/                 4.75+      4.24      3.73      3.91      1.93       0.55+
-------------------------------------------------------------------------------------------
Portfolio Turnover Rate          41%        77%       85%       73%       93%        43%
-------------------------------------------------------------------------------------------

(1) On April 11, 2003, Class L shares were renamed as Smith Barney Class L shares.
(2) For the six months ended June 30, 2003 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
(4) For the period June 15, 1998 (inception date) to December 31, 1998.
(5) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 3.79%. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
 * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

    25 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Smith Barney Class O Shares/(1)/              2003/(2)(3)/ 2002/(3)/ 2001/(3)/ 2000/(3)/ 1999/(3)/ 1998/(3)(4)/
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $11.91     $ 14.45    $16.07    $17.95    $21.28     $22.18
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(5)/                      0.32        0.57      0.61      0.74      0.42       0.23
  Net realized and unrealized gain
   (loss)/(5)/                                    1.69       (2.53)    (1.26)     0.29      0.51       0.99
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               2.01       (1.96)    (0.65)     1.03      0.93       1.22
----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (0.29)      (0.58)    (0.69)    (0.68)    (0.40)     (0.23)
  Net realized gains                                --          --     (0.28)    (2.23)    (3.86)     (1.89)
----------------------------------------------------------------------------------------------------------
Total Distributions                              (0.29)      (0.58)    (0.97)    (2.91)    (4.26)     (2.12)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $13.63     $ 11.91    $14.45    $16.07    $17.95     $21.28
----------------------------------------------------------------------------------------------------------
Total Return                                     17.11%++   (13.67)%   (4.16)%    5.97%     4.83%      5.69%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)               $26         $23       $34       $41       $60       $109
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        1.59%+      1.60%     1.60%     1.58%     1.60%      1.59%
  Net investment income/(5)/                      5.05+       4.46      3.97      4.22      2.05       1.02
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             41%         77%       85%       73%       93%        43%
----------------------------------------------------------------------------------------------------------

(1) On April 11, 2003, Class O shares were renamed as Smith Barney Class O shares.
(2) For the six months ended June 30, 2003 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
(4) On June 12, 1998, Class C shares were renamed as Class O shares.
(5) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 4.03%. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

    26 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Smith Barney Class Y Shares/(1)/              2003/(2)(3)/ 2002/(3)/ 2001/(3)/ 2000/(3)/ 1999/(3)/ 1998/(3)/
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $12.12     $ 14.71    $16.36    $18.22    $21.49    $22.24
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)/                      0.37        0.70      0.75      0.90      0.64      0.40
  Net realized and unrealized gain
   (loss)/(4)/                                    1.73       (2.58)    (1.28)     0.28      0.48      1.01
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               2.10       (1.88)    (0.53)     1.18      1.12      1.41
-------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (0.36)      (0.71)    (0.84)    (0.81)    (0.53)    (0.27)
  Net realized gains                                --          --     (0.28)    (2.23)    (3.86)    (1.89)
-------------------------------------------------------------------------------------------------------
Total Distributions                              (0.36)      (0.71)    (1.12)    (3.04)    (4.39)    (2.16)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $13.86     $ 12.12    $14.71    $16.36    $18.22    $21.49
-------------------------------------------------------------------------------------------------------
Total Return                                     17.56%++   (12.90)%   (3.33)%    6.81%     5.72%     6.56%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)               $74         $67       $78       $80       $86       $77
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        0.78%+      0.77%     0.77%     0.77%     0.77%     0.76%
  Net investment income/(4)/                      5.87+       5.33      4.80      5.05      3.08      1.82
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             41%         77%       85%       73%       93%       43%
-------------------------------------------------------------------------------------------------------

(1)  On April 11, 2003, Class Y shares were renamed as Smith Barney Class Y shares.
(2)  For the six months ended June 30, 2003 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
(4) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 4.86%. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

    27 SB Capital and Income Fund | 2003 Semi-Annual Report to Shareholders

                          SB CAPITAL AND INCOME FUND




TRUSTEES                                  INVESTMENT ADVISER
Lee Abraham                               AND ADMINISTRATOR
Allan J. Bloostein                        Smith Barney Fund Management LLC
Jane F. Dasher
R. Jay Gerken, CFA                        DISTRIBUTOR
  Chairman                                Citigroup Global Markets Inc.
Richard E. Hanson, Jr.
Dr. Paul Hardin                           CUSTODIAN
Roderick C. Rasmussen                     State Street Bank and
John P. Toolan                              Trust Company

OFFICERS                                  TRANSFER AGENT
R. Jay Gerken, CFA                        Citicorp Trust Bank, fsb.
President and                             125 Broad Street, 11th Floor
Chief Executive Officer                   New York, New York 10004

Lewis E. Daidone                          SUB-TRANSFER AGENT
Senior Vice President and                 PFPC Global Fund Services
Chief Administrative Officer              P.O. Box 9699
                                          Providence, Rhode Island
Mark J. McAllister                        02940-9699
Investment Officer

Frances M. Guggino
Controller

Christina T. Sydor
Secretary

   Smith Barney Income Funds


   SB Capital and Income Fund

   The Fund is a separate investment fund of the Smith Barney Income Funds, a Massachusetts business trust.


 This report is submitted for the general information of shareholders of Smith Barney Income Funds -- SB Capital and Income Fund. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information. If used as sales material after September 30, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SB CAPITAL AND INCOME FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com


 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD2169 8/03                                                            03-5289

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Smith Barney Income Funds

Date: August 28, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
     Smith Barney Income Funds

Date: August 28, 2003

By:  /s/ Lewis E. Daidone
     (Lewis E. Daidone)
     Chief Administrative Officer of
     Smith Barney Income Funds

Date: August 28, 2003